ACCOUNTS PAYABLE AND OTHER - Schedule of Accounts Payable and Other (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Trade payables	$ 4,330	$ 4,183
Fair value of derivative contracts (Note 28)	871	221
Keystone environmental provision	650	0
Coastal GasLink contractual contribution (Notes 7, 11 and 32)	537	0
Regulatory liabilities (Note 13)	273	200
Contract liabilities (Note 5)	62	90
Class C Interests (Note 6)	37	75
Other	389	330
Accounts payable and other	$ 7,149	$ 5,099